Long-term debt - Credit facility narrative (Details)	12 Months Ended
	Dec. 31, 2024 CAD ($) covenant	Oct. 24, 2024 CAD ($)	Oct. 24, 2024 AUD ($)	Oct. 23, 2024 CAD ($)	Oct. 23, 2024 AUD ($)	Dec. 31, 2023 CAD ($)
Line of Credit Facility [Line Items]
Financing costs	$ 6,336,000					$ 6,336,000
Credit facility | Financial Guarantee | Mikisew North American Limited Partnership ("MNALP")
Line of Credit Facility [Line Items]
Maximum borrowing capacity of credit facility	115,000,000.0
Revolver | Credit facility | Credit Facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity of credit facility	522,600,000
Finance lease borrowing limit		$ 400,000,000		$ 350,000,000
Other outstanding debt limit		20,000,000
Financing costs	1,000,000
Amount outstanding during period	34,000,000.0					31,300,000
Unused borrowing availability under the revolving facility	92,700,000					129,300,000
Unused borrowing availability under finance lease obligations	$ 86,700,000					$ 60,100,000
Number of financial covenants | covenant	2
Total debt to bank EBITDA ratio	3.5
Fixed charge ratio	3
Revolver | Credit facility | Credit Facility | Canadian dollar
Line of Credit Facility [Line Items]
Maximum borrowing capacity of credit facility		$ 300,000,000		$ 280,000,000
Revolver | Credit facility | Credit Facility | Australian dollar
Line of Credit Facility [Line Items]
Maximum borrowing capacity of credit facility			$ 250,000,000		$ 220,000,000
Revolver | Credit facility | Credit Facility | Financial Guarantee
Line of Credit Facility [Line Items]
Credit facilities	$ 61,700,000
Revolver | Credit facility | Credit Facility | Minimum
Line of Credit Facility [Line Items]
Standby fees percentage	0.40%
Revolver | Credit facility | Credit Facility | Maximum
Line of Credit Facility [Line Items]
Standby fees percentage	0.70%